Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares outstanding	40,000,000	40,000,000	0
Temporary equity, redemption price per share	$ 10.04	$ 10	$ 10
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued			0
Common stock shares outstanding			0
Common Class F [Member]
Temporary equity shares outstanding	1,250,000	1,250,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000	20,000,000
Common stock shares issued	10,000,000	10,000,000	10,000,000
Common stock shares outstanding	10,000,000	10,000,000	10,000,000
Non Redeemable Common Stock [Member]
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0